Operating Segment Information - Schedule of Management Monitors the Results of the Group’s Operating Segments (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment revenue
Sales to external customers	$ 32,336,084	$ 42,848,508	$ 79,510,746	$ 80,671,081	$ 68,132,256
Segment profit/(loss)	(5,259,406)	(16,388,058)
Interest income	314,957	951,067	1,478,436	872,503	28,043
Finance costs	(26,173)	(13,363)	(25,472)	(19,028,007)	(7,800,597)
Depreciation and amortization	(623,524)	(2,047,489)	(4,042,969)	(7,164,677)	(4,788,750)
Impairment of assets		(91,599)
Equity-settled share option expense		(1,637,724)		6,643,367
Equity-settled share-based payment expense	(745,096)
Changes in fair value of financial instruments	157,698	(236,547)
Unrealised foreign exchange differences, net	3,962,673	(5,801,573)
Loss before tax	(2,218,871)	(25,265,286)	$ (37,678,411)	$ (172,537,530)	$ (49,693,594)
Hong Kong [Member]
Segment revenue
Sales to external customers	14,194,612	14,981,761
Segment profit/(loss)	118,731	(2,327,198)
Singapore [Member]
Segment revenue
Sales to external customers	12,857,209	17,962,713
Segment profit/(loss)	(550,554)	(4,906,691)
Philippines [Member]
Segment revenue
Sales to external customers	3,475,989	6,917,244
Segment profit/(loss)	(1,236,933)	(1,412,318)
Taiwan [Member]
Segment revenue
Sales to external customers	1,808,274	2,826,070
Segment profit/(loss)	(530,675)	(911,530)
Other Asia [Member]
Segment revenue
Sales to external customers
Segment profit/(loss)	(33,027)	(56,564)
Unallocated [Member]
Segment revenue
Sales to external customers
Segment profit/(loss)	$ (3,026,948)	(6,102,440)
Malaysia [Member]
Segment revenue
Sales to external customers		160,720
Segment profit/(loss)		$ (671,317)